Cost of revenues	12 Months Ended
Dec. 31, 2023
Cost of revenues
Cost of revenues
9.	Cost of revenues

Cost of revenues consist of the following:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenue sharing fees and content costs	7,153,155,717	5,245,923,556	3,878,385,035
Bandwidth costs	665,274,852	569,057,110	449,901,415
Others	256,989,955	303,147,634	518,084,814
Total	8,075,420,524	6,118,128,300	4,846,371,264